Consolidated Income Statement Unaudited - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit (loss) [abstract]
Interest and similar income	£ 2,743	£ 2,355
Interest expense and similar charges	(623)	(450)
Net interest income	2,120	1,905
Fee and commission income	377	305
Fee and commission expense	(209)	(154)
Net fee and commission income	168	151
Other operating income	102	135
Total operating income	2,390	2,191
Operating expenses before credit impairment (losses)/write-backs, provisions and charges	(1,172)	(1,328)
Credit impairment (losses)/write-backs	(118)	70
Provisions for other liabilities and charges	(118)	(190)
Total operating credit impairment (losses)/write-backs, provisions and charges	(236)	(120)
Profit from continuing operations before tax	982	743
Tax on profit from continuing operations	(232)	(205)
Profit from continuing operations after tax	750	538
Profit from discontinued operations after tax	0	24
Profit after tax	750	562
Attributable to:
Equity holders of the parent	750	545
Non-controlling interests	0	17
Profit after tax	£ 750	£ 562